Contingencies and Commitments (Details 1) - CLP ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Third party operations
Collections	$ 90,966	$ 99,784
Transferred financial assets managed by the Bank	21,507	26,262
Assets from third parties managed by the Bank and its affiliates	1,592,845	1,630,431
Subtotal	1,705,318	1,756,477
Custody of securities
Securities held in custody	9,731,894	11,160,488
Securities held in custody deposited in other entity	1,206,541	861,405
Issued securities held in custody	21,636,819	12,335,871
Subtotal	32,575,254	24,357,764
Total	$ 34,280,572	$ 26,114,241